UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23230

AlphaCentric Prime Meridian Income Fund
(Exact name of registrant as specified in charter)

36 North New York Avenue

Huntington, New York 11743
(Address of principal executive offices) (Zip code)

George F. Amrhein, Jr.

36 North New York Ave

Huntington, New York 11743
(Name and address of agent for service)

(631) 629-4237

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Item 1. Reports to Stockholders.

(a)

AlphaCentric Prime Meridian Income Fund

Semi-Annual Report

March 31, 2023

You may elect to receive shareholder reports in paper free of charge. You can request to receive paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Fund, calling 1-888-910-0412 to let the Fund know of your request.

AlphaCentric Prime Meridian Income Fund

Table of Contents

Expense Example	1
Investment Highlights	2
Portfolio Overview	3
Condensed Schedule of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statement of Changes in Net Assets	8
Statement of Cash Flows	9
Financial Highlights	10
Notes to Financial Statements	11
Board of Trustees’ Approval of Advisory and Sub-advisory Agreements	19

AlphaCentric Prime Meridian Income Fund
EXPENSE EXAMPLE
March 31, 2023 (Unaudited)

As a shareholder of AlphaCentric Prime Meridian Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, service fees on marketplace loans and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2022, and held through the period ended March 31, 2023.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” expenses line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized	Expenses Paid
	Account Value	Account Value	Expense	During the
	10/1/2022	3/31/2023	Ratio(a)	Period(a)
AlphaCentric Prime Meridian Income Fund
Actual	$1,000.00	$991.30	2.80%	$13.90
Hypothetical (5% return before expenses)	$1,000.00	$1,010.97	2.80%	$14.04

(a)	Expenses are equal to the Fund’s annualized expense ratio of 2.80%, multiplied by the average account value over the period beginning October 1, 2022 and ending March 31, 2023, multiplied by 182/365 to reflect the one-half year period.

AlphaCentric Prime Meridian Income Fund
INVESTMENT HIGHLIGHTS
March 31, 2023 (Unaudited)

Fund Performance Data

The Fund’s performance figures for the periods ended March 31, 2023, as compared to its benchmarks(a):

	Cumulative		Annualized
	Six	One	Three	Since Inception
	Months	Year	Years	(12/31/2019)
AlphaCentric Prime Meridian Income Fund	-0.87%	-0.45%	5.23%	5.13%
Bloomberg U.S. High Yield Corporate Bond Index(b)	7.89%	-3.34%	5.91%	1.13%
Bloomberg U.S. Credit 1-3 Year Index(b)	2.62%	0.35%	0.67%	0.40%

(a)	Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, returns for the Fund would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

(b)	The Bloomberg U.S. High Yield Corporate Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. The Bloomberg U.S. Credit 1-3 Year Index measures the performance of investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related debt with 1 to 2.9999 years to maturity. It is composed of a corporate component and a non-corporate component that includes non-US agencies, sovereigns, supranationals and local authorities. Neither index reflects fees, taxes or expenses. A direct investment in an index is not possible.

AlphaCentric Prime Meridian Income Fund
PORTFOLIO OVERVIEW
March 31, 2023 (Unaudited)

Portfolio Allocation by Year of Scheduled Maturity(a)

Year of Scheduled Maturity	Percentage(a)
Whole Loans
2023 Whole Loans	0.1%
2024 Whole Loans	4.1%
2025 Whole Loans	16.2%
2026 Whole Loans	11.3%
2027 Whole Loans	5.6%
2033 Whole Loans	0.2%
Total Whole Loans	37.5%

Bridge Loans
2021 Bridge Loans	2.2%
2022 Bridge Loans	9.6%
2023 Bridge Loans	26.9%
Total Bridge Loans	38.7%

Other Assets in Excess of Liabilities	23.8%
Total Net Assets	100.0%

(a)	Percentages are based on total net assets of the Fund. Please refer to the Condensed Schedule of Investments in this semi-annual report for a listing of the Fund’s holdings.

AlphaCentric Prime Meridian Income Fund
CONDENSED SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)
		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Fair Value
WHOLE LOANS - 37.5%
Consumer Loans - 37.5% (a)
185735111, 21.49%, 02/11/27	LendingClub	02/15/22	$20,723	$20,723	$20,224
184464380, 30.99%, 12/27/26	LendingClub	12/28/21	17,959	18,133	17,871
197155516, 19.69%, 02/07/26	LendingClub	02/07/23	19,588	17,982	17,784
Other Consumer Loans, 21.70%, 11/16/23 - 04/27/33 (b)	LendingClub		2,036,904	2,008,631	1,808,152
Total Whole Loans				2,065,469	1,864,031

BRIDGE LOANS - 38.7%
Real Estate Loans - 38.7% (a)(c)
41159, 8.50%, 06/11/23	Fund That Flip	03/29/21	58,000	58,000	56,874
60198, 9.50%, 02/15/23	Fund That Flip	08/04/22	50,000	50,000	50,322
45227, 9.00%, 09/21/22	Fund That Flip	10/13/21	50,000	50,000	49,939
22482, 11.00%, 12/31/23	Sharestates	12/20/22	50,000	50,000	49,859
22478, 12.00%, 12/31/23	Sharestates	12/21/22	50,000	50,000	49,841
22483, 10.49%, 09/30/23	Sharestates	12/20/22	50,000	50,000	49,835
22228, 12.00%, 10/31/23	Sharestates	10/13/22	50,000	50,000	49,750
65117, 12.00%, 11/15/23	Fund That Flip	02/13/23	50,000	50,000	49,726
21998, 10.15%, 07/31/23	Sharestates	08/19/22	50,000	50,000	49,722
22008, 11.00%, 08/31/23	Sharestates	08/22/22	50,000	50,000	49,717
21603, 10.50%, 05/31/23	Sharestates	05/18/22	50,000	50,000	49,641
61668, 12.00%, 07/15/23	Fund That Flip	02/13/23	50,000	50,000	49,592
61975, 12.00%, 07/15/23	Fund That Flip	02/13/23	50,000	50,000	49,591
67800, 13.50%, 09/09/23	Fund That Flip	12/29/22	50,000	50,000	49,399
57895, 9.50%, 07/07/23	Fund That Flip	07/12/22	50,000	50,000	49,035
57920, 8.75%, 06/21/23	Fund That Flip	04/12/22	50,000	50,000	48,924
41289, 8.50%, 09/22/23	Fund That Flip	03/29/21	50,000	50,000	48,856
59261, 9.75%, 04/12/23	Fund That Flip	08/19/22	50,000	50,000	48,803
40671, 8.75%, 06/19/23	Fund That Flip	03/29/21	50,000	50,000	48,697
58234, 9.00%, 12/16/22	Fund That Flip	08/04/22	50,000	50,000	47,234
44866, 8.50%, 02/10/23	Fund That Flip	12/09/21	45,000	45,000	44,826
22481, 10.25%, 07/31/23	Sharestates	12/20/22	44,000	44,000	43,825
20454, 9.50%, 08/31/22	Sharestates	09/07/21	50,000	50,000	41,342
20909, 12.00%, 05/31/23	Sharestates	12/09/21	40,000	40,000	39,608
19684, 10.50%, 05/31/22	Sharestates	03/12/21	45,000	45,000	37,507
56212, 9.00%, 05/21/23	Fund That Flip	02/24/22	40,000	40,000	36,879
56260, 8.50%, 07/20/22	Fund That Flip	02/24/22	40,000	40,000	35,855
19682, 8.75%, 04/30/22	Sharestates	03/12/21	40,000	40,000	35,591
20208, 10.00%, 04/30/23	Sharestates	06/29/21	35,000	35,000	34,719
20347, 9.00%, 11/30/22	Sharestates	07/30/21	35,000	35,000	32,427
41250, 10.00%, 10/27/21	Fund That Flip	07/19/21	40,000	40,000	31,799
41923, 10.00%, 12/10/21	Fund That Flip	07/19/21	40,000	40,000	31,129
42127, 8.75%, 03/30/23	Fund That Flip	05/06/21	30,000	30,000	29,418
42375, 9.00%, 04/15/23	Fund That Flip	09/30/21	30,000	30,000	29,166
41710, 9.25%, 04/15/22	Fund That Flip	04/22/21	35,000	35,000	28,897
20403, 12.00%, 08/31/23	Sharestates	08/20/21	29,000	29,000	28,751
20636, 9.50%, 12/31/22	Sharestates	10/01/21	30,000	30,000	27,607
19675, 9.25%, 01/31/22	Sharestates	03/09/21	31,000	31,000	26,434
43347, 8.75%, 08/03/22	Fund That Flip	08/16/21	30,000	30,000	25,679
17409, 10.00%, 03/31/23	Sharestates	01/02/20	25,000	25,000	24,802
18833, 12.00%, 06/30/23	Sharestates	07/17/20	25,000	25,000	24,773
61663, 9.00%, 07/08/23	Fund That Flip	08/04/22	25,000	25,000	24,559
17406, 11.00%, 03/31/23	Sharestates	01/02/20	25,000	25,000	24,533
19234, 9.50%, 05/31/21	Sharestates	11/20/20	30,000	30,000	23,593
19238, 10.00%, 05/31/21	Sharestates	11/24/20	30,000	30,000	23,473

The accompanying notes are an integral part of these financial statements.

AlphaCentric Prime Meridian Income Fund
CONDENSED SCHEDULE OF INVESTMENTS (continued)
March 31, 2023 (Unaudited)
		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Fair Value
BRIDGE LOANS - 38.7% (continued)
41663, 9.50%, 04/02/22	Fund That Flip	04/06/21	$30,000	$30,000	$23,419
41711, 9.50%, 04/02/22	Fund That Flip	04/06/21	30,000	30,000	23,419
	Fund That Flip,
Other Real Estate Loans, 10.73%, 07/31/22 - 05/22/23 (b)	Sharestates		102,093	102,093	96,044
Total Bridge Loans				2,039,093	1,925,431

Total Investments - 76.2%				4,104,562	3,789,462

Other Assets in Excess of Liabilities - 23.8%					1,185,585

TOTAL NET ASSETS - 100.0%					$4,975,047

The Condensed Schedule of Investments provides information regarding the 50 largest investments and summarized information regarding other investments at March 31, 2023. For individual investments disclosed, the description includes the unique loan identification number.

(a)	Fair valued by a third-party pricing service using unobservable inputs and subject to review by AlphaCentric Advisors LLC (the “Advisor”) pursuant to policies approved by the Board of Trustees of the Fund.

(b)	Rate presented is a weighted average interest rate for loans in this category.

(c)	Short-term loans backed by single-family, multi-family and commercial properties.

Past-Due Loans Table
	Principal Amount	Fair Value
WHOLE LOANS - 0.97%
Consumer Loans - 0.97% (d)
LendingClub	$187,509	$48,399
Total Whole Loans	$187,509	$48,399

BRIDGE LOANS - 15.96%
Real Estate Loans - 15.96% (d)
Fund That Flip	$533,624	$483,819
Sharestates	358,000	310,179
Total Bridge Loans	$891,624	$793,998

(d)	Calculated as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

AlphaCentric Prime Meridian Income Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2023 (Unaudited)

ASSETS:
Investments, at fair value (cost $4,104,562)	$3,789,462
Cash and cash equivalents	1,109,038
Receivable from platforms	12,193
Interest receivable	106,040
Receivable from Advisor	49,722
Prepaid expenses and other assets	19,027
Total assets	5,085,482

LIABILITIES:
Accrued fund administration and accounting fees	19,140
Accrued custody fees	14,495
Accrued professional fees	55,813
Accrued transfer agent fees	10,662
Accrued shareholder servicing fees	7,433
Other accrued expenses	2,892
Total liabilities	110,435

Net Assets	$4,975,047

NET ASSETS CONSIST OF:
Paid in capital	$5,852,119
Total accumulated losses	(877,072)
Net Assets	$4,975,047

NET ASSET VALUE PER SHARE:
599,253 shares issued and outstanding, no par value, 25,000,000 authorized shares	$8.30

The accompanying notes are an integral part of these financial statements.

AlphaCentric Prime Meridian Income Fund
STATEMENT OF OPERATIONS

For the
Six Months Ended
March 31, 2023
(Uanudited)
INVESTMENT INCOME:
Interest income	$338,203
Total investment income	338,203

EXPENSES:
Investment advisory fees	38,505
Professional fees	121,404
Fund administration and accounting fees	55,634
Transfer agent fees	31,228
Loan servicing fees	21,841
Custody fees	19,034
Trustees’ fees and related expenses	16,953
Reports to shareholders	9,368
Federal and state registration fees	3,656
Shareholder servicing fees	2,567
Other expenses	19,391
Total expenses before reimbursement	339,581
Reimbursement of expenses/fee waiver by Advisor	(267,686)
Net expenses	71,895

Net Investment Income	266,308

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized loss on investments	(360,374)
Net change in unrealized appreciation on investments	49,805

Net Realized and Unrealized Loss on Investments	(310,569)

Net Decrease in Net Assets Resulting from Operations	$(44,261)

The accompanying notes are an integral part of these financial statements.

AlphaCentric Prime Meridian Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the Year
	March 31, 2023	Ended
	(Unaudited)	September 30, 2022
OPERATIONS:
Net investment income	$266,308	$586,615
Net realized loss on investments	(360,374)	(69,781)
Net change in unrealized appreciation (depreciation) on investments	49,805	(307,873)
Net increase (decrease) in net assets resulting from operations	(44,261)	208,961

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions resulting from operations	(312,963)	(590,396)
Net decrease in net assets resulting from distributions paid	(312,963)	(590,396)

CAPITAL SHARE TRANSACTIONS:
Shares sold	175,295	573,853
Reinvestment of distributions	247,413	466,907
Shares repurchased	(345,510)	(336,046)
Other capital contributions	686	—
Net increase in net assets resulting from capital share transactions	77,884	704,714

Total Increase (Decrease) in Net Assets	(279,340)	323,279

NET ASSETS:
Beginning of Year	5,254,387	4,931,108
End of Period	$4,975,047	$5,254,387

TRANSACTIONS IN SHARES:
Shares sold	19,880	59,820
Reinvestment of distributions	29,869	50,257
Shares repurchased	(39,024)	(35,185)
Net increase in shares outstanding	10,725	74,892

The accompanying notes are an integral part of these financial statements.

AlphaCentric Prime Meridian Income Fund
STATEMENT OF CASH FLOWS

	For the
	Six Months Ended
	March 31, 2023
	(Unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations	$(44,261)
Adjustments to reconcile the change in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(993,365)
Proceeds from principal paydowns	1,190,104
Proceeds from dispositions	105,000
Proceeds from principal recovery	20,218
Net accretion of discounts	(12,260)
Net realized loss from investments	360,374
Net change in unrealized appreciation on investments	(49,805)
Changes in operating assets and liabilities:
Receivable from platforms	(7,460)
Interest receivable	12,345
Receivable from Advisor	(3,988)
Prepaid expenses and other assets	(11,499)
Accrued fund administration and accounting fees	1,245
Accrued custody fees	39
Accrued professional fees	(66,086)
Accrued transfer agent fees	547
Accrued shareholder servicing fees	2,567
Other accrued expenses	(2,775)
Net cash provided from operating activities	500,940

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	175,325
Distributions paid in cash	(65,595	) (1)
Payments on shares redeemed	(345,495)
Other capital contributions	685
Net cash used in financing activities	(235,080)

NET CHANGE IN CASH AND CASH EQUIVALENTS	265,860
Cash and cash equivalents at beginning of period	843,178
Cash and cash equivalents at end of period	$1,109,038

(1)	Noncash financing activities not included herein consist of reinvestment of distributions of $247,413.

The accompanying notes are an integral part of these financial statements.

AlphaCentric Prime Meridian Income Fund
FINANCIAL HIGHLIGHTS

Selected Data and Ratios (for a share outstanding throughout each period)

	For the						For the Period
	Six Months Ended		For the Year		For the Year		December 31, 2019 (1)
	March 31, 2023		Ended		Ended		through
	(Unaudited)		September 30, 2022		September 30, 2021		September 30, 2020
Net Asset Value, Beginning of Period	$8.93		$9.60		$9.92		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)	0.45		1.06		1.00		0.93
Net realized and unrealized loss on investments	(0.53)		(0.67)		(0.34)		(0.29)
Total Income (Loss) from Investment Operations	(0.08)		0.39		0.66		0.64

LESS DISTRIBUTIONS:
From net investment income	(0.55)		(1.06)		(0.98)		(0.72)
Total Distributions	(0.55)		(1.06)		(0.98)		(0.72)

Net Asset Value, End of Period	$8.30		$8.93		$9.60		$9.92

Total Return(3)	(0.87	)% (4)	4.05%		6.97%		6.57	% (4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,975		$5,254		$4,931		$2,684
Ratio of expenses to average net assets
Before waivers and reimbursements	13.23	% (5)	13.15%		15.84%		32.36	% (5)
Net of waivers and reimbursements	2.80	% (5)(6)	2.11	% (7)	2.32	% (7)	2.41	% (5)(6)
Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements	(0.05	)% (5)	0.10%		(3.30)%		(17.50	)% (5)
Net of waivers and reimbursements	10.38	% (5)	11.14%		10.22%		12.45	% (5)
Portfolio turnover rate	24	% (4)	74%		53%		27	% (4)

(1)	Commenced operations on December 31, 2019.

(2)	Per share net investment income has been calculated using the daily average share method.

(3)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and repurchase on the last day of the period at net asset value.

(4)	Not annualized.

(5)	Annualized.

(6)	Includes loan servicing fees of 0.85% and 0.46% for the periods ended March 31, 2023 and September 30, 2020, respectively, that are not subject to the Expense Limitation Agreement. See Note 4.

(7)	Includes loan servicing fees of 0.16% and 0.37% for the years ended September 30, 2022 and September 30, 2021, respectively, and tax expenses of less than 0.01% for each year, that are not subject to the Expense Limitation Agreement. See Note 4.

The accompanying notes are an integral part of these financial statements.

AlphaCentric Prime Meridian Income Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2023 (Unaudited)

1.	Organization

AlphaCentric Prime Meridian Income Fund (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on May 16, 2016. The Fund commenced operations on December 31, 2019, and operates pursuant to an Agreement and Declaration of Trust (the “Declaration of Trust”). The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified management investment company. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Declaration of Trust or unless and until required by law.

The Fund is operated as an interval fund in accordance with rule 23c-3 under the 1940 Act, pursuant to which the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding shares at net asset value (“NAV”) subject to approval by the Fund’s Board of Trustees (the “Board”). In all cases, such repurchase offers will be for at least 5% and not more than 25% of the Fund’s outstanding shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased. If the repurchase offer is oversubscribed, the Fund may, in its sole discretion, repurchase an additional number of shares not to exceed 2% of the shares outstanding on the repurchase request deadline.

The Fund’s investment objective is to seek current income. The Fund seeks to achieve its investment objective by investing, directly or indirectly, in loans to consumers, small- and mid-sized companies, and other borrowers (including loans backed by real estate) originated through online platforms that provide a marketplace for lending (“Marketplace Loans”). The Fund’s Marketplace Loan investments originate predominantly from lending platforms based in the United States, a substantial portion of which having been made through purchases of whole loans and bridge loans. The Fund may also invest in receivables or merchant cash advances that are originated from lending platforms (“Marketplace Receivables”).

AlphaCentric Advisors LLC (the “Advisor”), a Delaware limited liability company, serves as the Fund’s investment advisor. The Advisor oversees the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund’s investment program. Prime Meridian Capital Management, LLC, a Nevada limited liability company, serves as sub-advisor (the “Sub-Advisor”) to the Fund. Under the general oversight by the Fund’s Board and supervision by the Advisor, the Sub-Advisor is responsible for the day-to-day management of the Fund’s investment portfolio. Both the Advisor and Sub-Advisor are registered as investment advisors under the Investment Advisers Act of 1940, as amended.

The Board is responsible for overseeing the management and operations of the Fund on behalf of the Fund’s shareholders. The Board is composed of three independent trustees. Among other things, the Board adopts the investment and other policies of the Fund, appoints officers to manage the Fund’s day-to-day operations, selects the Fund’s investment advisors and other service providers and approves their fees, provides ongoing oversight of the performance of the Fund and its service providers, and oversees conflicts of interest as well as the Fund’s compliance program.

2.	Significant Accounting Policies

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies, including Accounting Standards Update 2013-08, for the purpose of financial reporting. The Fund’s financial statements are stated in U.S. dollars.

a) Use of Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at

AlphaCentric Prime Meridian Income Fund
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2023 (Unaudited)

the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

b) Cash and Cash Equivalents

Cash and cash equivalents consist of cash held on deposit and short-term highly liquid investments that are readily convertible to known amounts of cash and have maturities of three months or less. Cash equivalents are recorded at fair value and considered Level 1 securities in the fair value hierarchy. As of March 31, 2023, cash equivalents consisted of $1,109,038 held in the U.S. Bank Money Market Deposit Account (“MMDA”). The MMDA bears interest at a variable rate that is determined based on market conditions and may change daily and by any amount. At March 31, 2023, the interest rate for the MMDA was 4.48%.

c) Receivable from Platforms

Receivable from platforms represents cash held in collection accounts at lending platforms.

d) Distribution of Income and Gains

The Fund declares and makes distributions of investment company taxable income after payment of the Fund’s operating expenses at least quarterly and net capital gains annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Distributions are recorded on the ex-dividend date.

The tax character of distribution paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term realized capital gains being treated as ordinary income for tax purposes.

e) Income Recognition and Expenses

The Fund recognizes income and records expenses on an accrual basis. Interest income is net of amortization/accretion of any premiums/discounts, if any, from loan purchases. The changes in fair value of the Marketplace Loans are included in net change in unrealized appreciation/depreciation on investments in the Statement of Operations. Realized gain (loss) from investments in Marketplace Loans is calculated using specific identification. The Fund’s policy is to place loans on non-accrual status when there is reasonable doubt that interest income will be collected. The Fund will generally charge off a loan if (i) the platform charges off the loan, or (ii) the Advisor has determined that the loan does not have a recoverable value. Charge offs of outstanding principal balances are included in net realized gain (loss) from investments in the Statement of Operations.

f) Investment Transactions

Investment transactions are recorded on the trade date.

3.	Portfolio Valuation and Fair Value Measurements

The Board has adopted Valuation Procedures (the “Valuation Procedures”) pursuant to which the Fund values its investments to ensure investments are valued in a manner consistent with GAAP as required by the 1940 Act. The Board has named the Advisor its valuation designee, and the Advisor is responsible for fair valuing securities and assets without readily available market quotations as determined in good faith.

The vast majority of the Fund’s holdings are loans sourced through Marketplace Loans for which market quotations are not readily available. As of March 31, 2023, the Fund’s holdings were comprised of consumer and real estate loans. The Fund has engaged a third-party pricing service (“Valuation Service Provider”) to provide the fair value of the Fund’s Marketplace Loan holdings. The Valuation Service Provider’s proprietary pricing procedures utilize, among other inputs, a discounted cash flow approach that utilizes historical data received from the clients/platforms, as well as proprietary loan level models and roll rates and simulation-based FICO migration matrix and logistic regression models based on historical data of similar investments in loan/borrower (or receivable/account debtor) characteristics, which estimate

AlphaCentric Prime Meridian Income Fund
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2023 (Unaudited)

forecasted contractual cash flows for each loan or receivable for its remaining life, and which incorporate adjustments for risk factors (such as default and prepayment, as applicable). The forecasted cashflows as of the valuation date are discounted at a new risk-adjusted rate. The Advisor and Sub-Advisor monitor the application of the valuation methodology and consult with the Valuation Service Provider to ensure proper valuation of the Fund’s holdings. The NAV of shares of the Fund is determined daily. The Fund has adopted a valuation policy which states that the unit of account is at the individual loan level and fair valuation will be performed using inputs which incorporate borrower-level data that is updated as often as the NAV is calculated to reflect new information regarding the borrower and loan.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 Inputs — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access

Level 2 Inputs — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data

Level 3 Inputs — Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Fund’s investments as of March 31, 2023:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Whole Loans
Consumer Loans	$—	$—	$1,864,031	$1,864,031
Bridge Loans
Real Estate Loans	—	—	1,925,431	1,925,431
Total	$—	$—	$3,789,462	$3,789,462

The following is a reconciliation of Level 3 investments for the six months ended March 31, 2023:

	Consumer	Real Estate
	Loans	Loans
Beginning Balance – October 1, 2022	$2,138,029	$2,271,699
Acquisitions	499,365	494,000
Paydowns	(537,046)	(653,058)
Dispositions	—	(105,000)
Net realized losses	(315,592)	(65,000)
Change in unrealized appreciation/depreciation	67,015	(17,210)
Accretion of discounts	12,260	—
Ending Balance – March 31, 2023	$1,864,031	$1,925,431
Change in unrealized appreciation/depreciation on investments still held at March 31, 2023	$(149,528)	$(65,273)

AlphaCentric Prime Meridian Income Fund
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2023 (Unaudited)

The following is a summary of quantitative information about the significant unobservable valuation inputs for Level 3 investments held as of March 31, 2023:

Type of	Fair Value as of	Valuation			Weighted
Investment	March 31, 2023	Techniques	Unobservable Inputs	Range	Average
Unsecured	$1,864,031	Discounted	Loss-Adjusted Discount Rate;	0.83%-46.31%	13.03%
Consumer Loans		Cash Flow	Projected Loss Rate	0.00%-100.00%	27.07%
Real Estate Loans	1,925,431	Discounted	Loss-Adjusted Discount Rate;	2.52%-11.21%	7.29%
		Cash Flow	Projected Loss Rate	0.00%-1.40%	0.38%
Total	$3,789,462

During the six months ended March 31, 2023, the Fund had charge offs of $380,592 of outstanding principal on the loans and recoveries of $20,218, which resulted in a net charge off of $360,374. As of March 31, 2023, there were no loans placed on non-accrual status.

4.	Management Fee, Related Party Transactions and Other

The Fund has entered into a management agreement (the “Management Agreement”) with the Advisor. Under the terms of the Management Agreement, the Fund compensates the Advisor for its services at the annual rate of 1.50% of the Fund’s average daily net assets, payable on a monthly basis in arrears. The Sub- Advisor is paid by the Advisor, not the Fund. For the six months ended March 31, 2023, the Fund incurred management fees of $38,505.

The Fund has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Advisor. To the extent that the aggregate expenses of every character incurred by the Fund in any fiscal year, including but not limited to, advisory fees of the Advisor (including organizational and offering expenses, but excluding (i) acquired fund fees and expenses; (ii) distribution fees; (iii) loan servicing fees; (iv) brokerage commissions and trading costs; (v) interest (including borrowing costs and overdraft charges); and (vi) extraordinary expenses, such as regulatory inquiry and litigation expenses) (“Fund Operating Expenses”), cause the total annual Fund Operating Expenses of the Fund to exceed 1.95% of average daily net assets of the Fund, such excess amount shall be the liability of the Advisor. The Expense Limitation Agreement will remain in effect until at least January 31, 2024, unless and until the Board approves its modification or termination. During any renewal term, the agreement may be terminated without payment of any penalty: (i) by the Fund, for any reason and at any time; or (ii) by the Advisor, for any reason, upon 60 days’ notice (or such shorter period as agreed to by the Fund), effective as of the end of any subsequent annual term of the Agreement. In consideration of the Advisor’s agreement to limit the annual Fund Operating Expenses, the Expense Limitation Agreement also provides that the Advisor may recoup from the Fund any fees waived and/or expenses paid pursuant to the agreement for a period of up to three years from the date of the waiver and/or expense payment, provided such recoupment does not cause the annual Fund operating expenses to exceed the expense limit in effect when the fees were waived or expenses paid, or the expense limit in effect at the time of the recoupment.

The following table shows the waived or reimbursed operating expenses subject to potential recovery.

Expiring During	Expiring During	Expiring During	Expiring During
the Fiscal Year	the Fiscal Year	the Fiscal Year	the Fiscal Year
Ending September	Ending September	Ending September	Ending September
30, 2023	30, 2024	30, 2025	30, 2026	Total
$308,653	$549,158	$581,498	$267,686	$1,706,995

As of March 31, 2023, the Advisor believes that the likelihood of recoupment of fees is not probable.

U.S. Bank Global Fund Services serves as Administrator, Accounting Agent, and Transfer Agent. Millennium Trust Company, LLC and U.S. Bank, N.A. serve as custodians for the securities and cash, respectively, of the Fund’s portfolio. LendingClub Bank serves as custodian for the Fund’s cash maintained in transactional operating accounts on the LendingClub platform.

AlphaCentric Prime Meridian Income Fund
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2023 (Unaudited)

MFund Services LLC (“MFund”), an affiliate of the Advisor, provides the Fund with various management and legal administration services pursuant to a Management Services Agreement with the Fund. For these management and legal administration services, the Fund pays MFund an annual fixed fee and an asset- based fee. Pursuant to a separate Compliance Services Agreement, MFund also provides chief compliance officer services to the Fund. For these compliance services, the Fund pays MFund a monthly base fee plus an asset-based fee. In addition, the Fund reimburses MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement and Compliance Services Agreement.

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s principal underwriter, within the meaning of the 1940 Act, and acts as distributor of the Fund’s shares on a best effort basis, subject to various conditions. The Fund’s shares are offered for sale through the Distributor at NAV. The Distributor also may enter into selected dealer agreements with other broker dealers for the sale and distribution of the Fund’s shares. In reliance on Rule 415 under the Securities Act of 1933, the Fund intends to offer to sell its shares, on a continual basis, through the Distributor.

Certain officers of the Fund are also employees of U.S. Bank Global Fund Services, the Advisor, the Sub-Advisor and MFund.

5.	Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period, the Fund did not incur any interest or penalties. The Fund has reviewed all open tax years and concluded that there is no effect to the Fund’s financial position or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund has no examinations in progress.

At September 30, 2022, the Fund’s most recent fiscal year end, the components of accumulated earnings and cost of investments on a tax basis were as follows:

Tax cost of investments	$4,778,121
Gross unrealized appreciation	$19,047
Gross unrealized depreciation	(387,440)
Net unrealized depreciation	(368,393)
Undistributed ordinary income	45,571
Undistributed long-term capital gain	—
Other accumulated losses	(197,026)
Total accumulated losses	$(519,848)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the debt with significant modification for tax.

At September 30, 2022, the Fund had long-term capital loss carryforwards and short-term capital loss carryforwards that will not expire of $70,840 and $126,186, respectively.

The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund.

AlphaCentric Prime Meridian Income Fund
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2023 (Unaudited)

The tax character of the distributions paid during the six months ended March 31, 2023, and the fiscal year ended September 30, 2022 were as follows:

	March 31,	September 30,
	2023	2022
Distributions paid from:
Ordinary income	$312,963	$590,396
Total	$312,963	$590,396

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in distributable earnings due to differences between financial reporting and tax reporting be reclassified to or from paid in capital. These reclassifications have no effect on NAV per share. For the fiscal year ended September 30, 2022, the following table shows the reclassifications made among tax components:

Paid in capital	$(23)
Total accumulated deficit	$23

These differences primarily relate to non-deductible excise tax paid from the Fund.

6.	Investment Transactions

Investment transactions for the six months ended March 31, 2023, excluding U.S. Government Obligations and short-term investments, were as follows:

Purchases of Investments	$993,365
Proceeds from Principal Paydowns and Sales of Investments	$1,295,104

7.	Distribution and Shareholder Services Plans

The Fund has adopted a distribution plan (the “Distribution Plan”). The Fund is authorized under the Distribution Plan to pay to the Distributor a distribution fee for certain activities relating to the distribution of shares to investors. These activities include marketing and other activities to support the distribution of shares. The Distribution Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares. Although the Fund is not an open-end investment company, it undertakes to comply with the terms of Rule 12b-1. Under the Distribution Plan, the Fund would pay the Distributor a distribution fee at an annual rate of up to 0.75% of average daily net assets. As of March 31, 2023, the Fund has not implemented the Distribution Plan or imposed any distribution fees.

The Fund has adopted a “Shareholder Services Plan” under which the Fund may compensate financial industry professionals for providing ongoing services to shareholders. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund, the Advisor, or Sub-Advisor may reasonably request. Under the Shareholder Services Plan, the Fund may incur expenses on an annual basis up to 0.25% of its average daily net assets. The Board has authorized implementation of such plan in an amount equal to 0.10% of the average daily net assets of the Fund. For the six months ended March 31, 2023, the Fund incurred $2,567 in expenses under the Shareholder Services Plan.

AlphaCentric Prime Meridian Income Fund
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2023 (Unaudited)

8.	Risk Considerations

Investing in the Fund’s shares involves substantial risks, including the risks set forth in the “Risk Factors” section of the prospectus, which include, but are not limited to the following:

a) Marketplace Loan Risk

Marketplace Loans are generally not rated and constitute a highly risky and speculative investment. There can be no assurance that payments due on underlying Marketplace Loans will be made.

b) Default Risk

The ability of the Fund to generate income through its investment in Marketplace Loans is dependent upon payments being made by the borrower underlying such Marketplace Loans. If a borrower is unable to make its payments on a Marketplace Loan, the Fund may be greatly limited in its ability to recover any outstanding principal and interest under such loan.

c) Interest Rate Risk

The underlying Marketplace Loans bear fixed, not floating, rates of interest. If prevailing interest rates increase, the interest rates on Marketplace Loans the Fund has purchased might be less than the rate of return shareholders in the Fund could earn if they did not invest in the Fund, and instead invested in a different investment.

d) Prepayment Risk

In the event of a prepayment of all or a portion of the remaining unpaid principal amount of a loan to which the Fund has investment exposure, the Fund will receive such prepayment but further interest will cease to accrue on the prepaid portion of the loan after the date of the prepayment. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

e) Platform Concentration Risk

A substantial portion of the Fund’s Marketplace Loan investments have originated from a limited number of platforms. A concentration in select platforms may subject the Fund to increased dependency and risks associated with those platforms than it would otherwise be subject to if it were more broadly diversified across a greater number of platforms.

f) Servicer Risk

The Fund expects that all of its direct and indirect investments in loans originated by marketplace lending platforms will be serviced by a platform or a third-party servicer. However, the Fund’s investments could be adversely impacted if a platform that services the Fund’s investments becomes unable or unwilling to fulfill its obligations to do so. In the event that the servicer is unable to service the loans, there can be no guarantee that a backup servicer will be able to assume responsibility for servicing the loans in a timely or cost-effective manner; any resulting disruption or delay could jeopardize payments due to the Fund in respect of its investments or increase the costs associated with the Fund’s investments.

g) Valuation Risk

Many of the Fund’s investments may be difficult to value. Valuation of illiquid investments may require more research than for more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available. Amounts ultimately realized by the Fund on such investments may not equal the value at which the Fund carried the investment on its books, which would adversely affect the NAV of the Fund.

h) Non-Diversification Risk

The Fund is classified as a “non -diversified” fund under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.

AlphaCentric Prime Meridian Income Fund
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2023 (Unaudited)

i) Liquidity Risk

The Fund is a closed-end investment company structured as an “interval fund” and designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Marketplace Loans may not have a secondary market and may be difficult to sell.

9.	Repurchase Offers

As noted above, the Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act and, as such, has adopted a fundamental policy that it will make quarterly repurchase offers for no less than for 5% of the Fund’s shares outstanding at NAV less any repurchase fee, unless suspended or postponed in accordance with regulatory requirements, and each repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (as defined below), or the next business day if the 14th is not a business day (each such pricing date, a “Repurchase Pricing Date”). Repurchases are recorded on the Repurchase Request Deadline. There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer. Liquidity will be provided to shareholders only through the Fund’s quarterly repurchases. Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the “Repurchase Request Deadline”).

During the six months ended March 31, 2023, the Fund completed two repurchase offers. In each offer, the Fund offered to repurchase up to 5% of the number of its outstanding shares as of the applicable Repurchase Pricing Date. The results of the repurchase offers are as follows:

			Repurchase				Amount
Commencement	Repurchase	Repurchase	Offer	Shares	Amount	Shares	Paid for
Date	Request Deadline	Pricing Date	Amount	Tendered	Tendered	Repurchased	Repurchase
November 7, 2022	December 2, 2022	December 16, 2022	5%	36,976	$328,346	36,976	$328,346
February 6, 2023	March 3, 2023	March 17, 2023	5%	2,046	$17,149	2,046	$17,149

10.	Commitments and Contingencies

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

AlphaCentric Prime Meridian Income Fund
BOARD OF TRUSTEES’ APPROVAL OF ADVISORY
AND SUB-ADVISORY AGREEMENT
March 31, 2023 (Unaudited)

Renewal of Management Agreement between AlphaCentric Prime Meridian Income Fund (the “Fund”) and AlphaCentric Advisors LLC (“AlphaCentric”) and Sub-Advisory Agreement between AlphaCentric and Prime Meridian Capital Management, LLP (“Prime Meridian”) with respect to the Fund

At a meeting of the Fund’s Board of Trustees held on December 16, 2022, the Board, which is comprised of Trustees who are not “interested persons,” of the Fund as that term is defined in the Investment Company Act of 1940, as amended, considered and approved the renewal for another year of both the management agreement between the Fund and AlphaCentric (the “Management Agreement”) and the sub-advisory agreement between AlphaCentric and Prime Meridian (the “Sub-Advisory Agreement”) with respect to the Fund.

In connection with the Board’s consideration of the renewal of the agreements as required by Section 15(c) of the Investment Company Act of 1940, the Board requested and received due diligence materials regarding factors relevant to the proposed renewals from AlphaCentric (the “AlphaCentric 15(c) Response”) and Prime Meridian (the “Prime Meridian 15(c) Response”), and also considered information presented at Board meetings throughout the year. The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in evaluating the agreements and the weight to be given to each factor considered. The conclusions reached by the Board were based upon a comprehensive evaluation and discussion of all the information provided and were not the result of any one factor. Moreover, each Trustee might have afforded different weight to the various factors in reaching his conclusions with respect to the agreements.

Review of AlphaCentric’s 15(c) Responses

Nature, Extent, and Quality of Services. The Board reviewed the services AlphaCentric provides to the Fund and information concerning AlphaCentric’s operations, current staffing and financial condition, and compliance program. The Board considered AlphaCentric’s management of the Fund’s portfolio and acknowledged the expertise of the portfolio management team. The Board reviewed a copy of AlphaCentric’s Form ADV, including its compliance program, and its business continuity and cybersecurity components. After discussion and review of the AlphaCentric 15(c) Response, the Board concluded that AlphaCentric had sufficient personnel, resources, operations and compliance policies and procedures essential to perform its duties under the Management Agreement and that the nature, extent and quality of services provided to the Fund were acceptable.

Performance. The Board compared the returns of the Fund to those of its peer group, its benchmark indices, the Bloomberg U.S. 1-3 Year Credit Index and the Bloomberg U.S. High Yield Corporate Bond Index, and the Morningstar Nontraditional Bond category for the one-year period and since the Fund’s inception on December 31, 2019. The Board noted that the Fund outperformed all performance metrics for each period. The Board considered AlphaCentric’s attribution of the Fund’s performance to the Fund’s investment approach that focused on reducing credit risk and investing in short-term loans. After further discussion, the Board determined that the Fund’s performance was acceptable.

Fees and Expenses. The Board considered that AlphaCentric’s management fee for the Fund was higher than the average and median advisory fees of the Fund’s peer group and the Morningstar category, but below the highest management fees for the peer group and Morningstar category. AlphaCentric noted that the advisory fee was in line with the peer group fund managed under an investment strategy most similar to the Fund’s strategy and stated that it believes that the advisory fee is appropriate given the specialized nature of the Fund.

The Board considered that the Fund’s net expense ratio was higher than the average and median expense ratio of the Fund’s peer group and the Morningstar category, but below the maximum net expense ratio for the peer group and Morningstar category. The Board noted that, pursuant to the expense limitation agreement in effect between AlphaCentric and the Fund, AlphaCentric and Prime Meridian were waiving all their fees and reimbursing expenses. After further discussion, the Board concluded that the advisory fees payable to AlphaCentric were reasonable.

AlphaCentric Prime Meridian Income Fund
BOARD OF TRUSTEES’ APPROVAL OF ADVISORY
AND SUB-ADVISORY AGREEMENT (continued)
March 31, 2023 (Unaudited)

Profitability. The Board reviewed a report from AlphaCentric analyzing the firm’s profitability with respect to its relationship with the Fund, and noted that AlphaCentric was managing the Fund at a loss. The Board concluded that the level of AlphaCentric’s profitability with respect to the Fund did not raise any concerns.

“Fall-out” Benefits. The Board considered fall-out benefits received by AlphaCentric from its relationship with the Fund.

Economies of Scale. The Board considered AlphaCentric’s statement that Fund asset levels had not yet reached the point where the Fund would benefit from economies of scale. The Board determined, after further discussion, that economies of scale had not been reached and agreed that the matter of economies of scale would be revisited as the Fund’s assets materially increased.

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board concerning the renewal of the Management Agreement. Having requested, reviewed, and discussed in depth such information from AlphaCentric as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Management Agreement was in the best interest of the Fund and its shareholders.

Review of Prime Meridian’s 15(c) Responses

Nature, Extent, and Quality of Services. The Board discussed Prime Meridian’s operations, current staffing, and financial condition. The Board noted that Prime Meridian’s duties consisted primarily of managing the Fund’s investment portfolio by identifying investments consistent with the Fund’s investment program and engaging in transactions in furtherance of that program, in compliance with the Fund’s investment restrictions, and adhering to regulatory requirements applicable to closed- end interval funds. The Board reviewed a copy of Prime Meridian’s Form ADV. After further discussion and review of the Prime Meridian 15(c) Response, the Board concluded that Prime Meridian would continue to provide an acceptable level of services to the Fund.

Performance. The Board compared the returns of the Fund to those of two private funds that Prime Meridian managed in a manner similar to that of the Fund, Prime Meridian Income Fund (the “Income Fund”) and Prime Meridian Real Estate Lending Fund (the “Real Estate Fund”), for the one-year period ended September 30, 2022. The Board considered that the Fund had underperformed the Income Fund but outperformed the Real Estate Fund for the one-year period. The Board considered Prime Meridian’s attribution of the Fund’s performance, in connection with AlphaCentric, to the Fund’s investment approach that focused on reducing credit risk and investing in short-term loans, which caused the Fund to underperform funds that took on more credit risk during the one-year period. After further discussion, the Board determined that the Fund’s performance was acceptable.

Fees and Expenses. The Board considered that the sub-advisory fees paid to Prime Meridian with respect to the Fund were paid entirely by AlphaCentric. The Board noted that the sub-advisory fees payable to Prime Meridian were 50% of the 1.50% fee charged by AlphaCentric, and considered AlphaCentric and Prime Meridian’s view that the sub-advisory fee was reasonable in light of the specialized nature of the Fund’s portfolio management style. The sub-advisory fee payable to Prime Meridian was less than the amount that Prime Meridian charged to private funds that were managed in a similar manner. The Board noted that with the contractual expense cap in place, AlphaCentric and Prime Meridian were waiving all of their fees and reimbursing expenses. After further discussion, the Board concluded that the sub-advisory fees payable to Prime Meridian were reasonable.

Profitability. The Board reviewed a profitability analysis provided by Prime Meridian with respect to the Fund and noted that Prime Meridian was managing the Fund at a loss. After further discussion, the Board concluded that the level of Prime Meridian’s profitability with respect to the Fund did not raise any concerns.

“Fall-out” Benefits. The Board considered fall-out benefits received by Prime Meridian from its relationship with the Fund.

AlphaCentric Prime Meridian Income Fund
BOARD OF TRUSTEES’ APPROVAL OF ADVISORY
AND SUB-ADVISORY AGREEMENT (continued)
March 31, 2023 (Unaudited)

Economies of Scale. The Board agreed that economies of scale are primarily an advisor-level issue and should be considered with respect to the overall Management Agreement, taking into consideration the impact of the sub-advisory expense.

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board concerning the renewal of the Sub-Advisory Agreement. Having requested, reviewed, and discussed in depth such information from Prime Meridian as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Sub-Advisory Agreement was in the best interest of the Fund and its shareholders.

Proxy Voting Policy

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-910-0412 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files a complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. Part F of Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Part F of Form N-PORT is available without charge, upon request, by calling 1-888-910-0412, or on the Fund’s website at http://www.alphacentricfunds.com.

Schedule of Investments

The Fund’s complete schedule of investments is available without charge, upon request, by calling 1-888-910-0412, or on the SEC’s website at https://www.sec.gov as part of the Form N-CSR.

Investment Advisor	Legal Counsel
AlphaCentric Advisors LLC	Thompson Hine LLP
53 Palmeras Street, Suite 601	41 S. High Street, Suite 1700
San Juan, PR 00901	Columbus, OH 43215

Investment Sub-Advisor	Distributor
Prime Meridian Capital Management, LLC	Foreside Fund Services, LLC
2121 N. California Blvd, Suite 830	3 Canal Plaza, Suite 100
Walnut Creek, CA 94596	Portland, ME 04101

Independent Registered Public Accounting Firm	Fund Administrator and Transfer Agent
Cohen & Company, Ltd.	U.S. Bank Global Fund Services
1350 Euclid Avenue, Suite 800	615 East Michigan Street
Cleveland, OH 44115	Milwaukee, WI 53202

Custodians	Management, Legal Administration and
LendingClub Bank	Compliance Services Provider
595 Market Street, Suite 200	MFund Services LLC
San Francisco, CA 94105	36 North New York Avenue
Huntington, NY 11743
Millennium Trust Company
2001 Spring Road, Suite 700
Oak Brook, IL 60523

U.S. Bank, National Association
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not Applicable.

Item 6. Investments.

(a)

AlphaCentric Prime Meridian Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)
	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
WHOLE LOANS - 37.5%
Consumer Loans - 37.5% (a)
171647609, 15.40%, 11/20/23	LendingClub	11/20/20	$ 843	$ 819	$ 832
171949148, 14.71%, 11/16/23	LendingClub	11/16/20	1,804	1,743	1,777
172124627, 14.02%, 11/19/23 (b)	LendingClub	11/19/20	2,145	2,045	190
172410090, 16.08%, 12/04/25	LendingClub	12/04/20	6,462	6,120	6,144
172526594, 16.08%, 05/03/26 (b)	LendingClub	12/03/20	7,963	7,541	0
172930301, 17.30%, 01/07/26	LendingClub	01/07/21	6,685	6,552	6,434
172953769, 10.81%, 01/09/24	LendingClub	01/04/21	2,815	2,767	2,780
173001562, 9.56%, 01/04/24	LendingClub	01/04/21	3,684	3,537	3,618
173189961, 13.33%, 01/04/24	LendingClub	01/04/21	3,187	3,127	3,132
173230532, 16.08%, 12/29/23	LendingClub	12/29/20	3,558	3,401	3,485
173245923, 15.40%, 01/04/26	LendingClub	01/04/21	9,869	9,620	9,526
173275380, 18.24%, 01/22/26	LendingClub	01/13/21	6,721	6,150	6,203
173338471, 20.74%, 01/19/26	LendingClub	01/13/21	12,469	11,846	11,769
173344582, 16.08%, 01/05/24	LendingClub	01/05/21	3,928	3,720	3,821
173358800, 19.95%, 01/13/24	LendingClub	01/13/21	6,791	6,350	6,575
173377823, 19.95%, 01/04/26	LendingClub	01/04/21	9,837	9,316	9,262
173397739, 18.24%, 01/04/26	LendingClub	01/04/21	8,192	7,861	7,781
173401158, 15.00%, 04/04/24	LendingClub	01/04/21	1,252	1,205	915
173425721, 16.08%, 01/06/26	LendingClub	01/06/21	7,941	7,544	7,552
173428112, 18.24%, 01/15/26 (b)	LendingClub	01/04/21	7,157	7,003	651
173440757, 15.40%, 01/20/26	LendingClub	01/07/21	13,042	12,520	12,499
173452322, 20.74%, 01/04/26	LendingClub	01/04/21	8,249	8,228	8,010
173480973, 19.95%, 01/29/24	LendingClub	01/29/21	3,387	3,150	3,279
173481448, 16.08%, 01/07/26	LendingClub	01/07/21	7,544	7,431	7,328
173537826, 14.02%, 01/13/26	LendingClub	01/06/21	6,536	6,437	6,350
173555296, 13.33%, 01/07/24	LendingClub	01/07/21	1,269	1,229	1,252
173715688, 17.24%, 01/13/26	LendingClub	01/13/21	8,019	7,738	7,714
174073400, 15.19%, 01/26/24 (b)	LendingClub	01/26/21	3,647	3,428	117
174167788, 13.24%, 02/01/24	LendingClub	02/01/21	3,345	3,144	3,239
182823625, 28.99%, 11/30/26	LendingClub	11/18/21	6,223	6,098	5,895
182847100, 28.99%, 11/24/26	LendingClub	11/23/21	12,607	12,228	11,787
182926009, 25.99%, 11/18/26	LendingClub	11/12/21	9,458	9,175	7,405
183123528, 20.44%, 11/12/26	LendingClub	11/12/21	5,433	5,433	5,247
183289999, 28.99%, 11/19/26	LendingClub	11/19/21	5,125	5,048	4,894
183337972, 23.99%, 11/22/26	LendingClub	11/22/21	7,027	7,027	6,801
183380248, 16.99%, 11/24/26	LendingClub	11/23/21	1,457	1,450	1,414
183489173, 23.99%, 11/24/26	LendingClub	11/24/21	16,731	16,731	16,217
183657208, 28.99%, 12/09/26	LendingClub	12/09/21	13,072	12,680	12,280
183658618, 17.24%, 12/07/26	LendingClub	12/07/21	16,474	15,815	15,476
183694841, 28.99%, 12/25/26	LendingClub	12/09/21	17,574	17,047	16,520
183714114, 15.44%, 12/06/26	LendingClub	12/06/21	7,108	7,002	6,866
183741816, 23.99%, 12/08/26	LendingClub	12/08/21	5,090	5,039	4,853
183839826, 18.49%, 12/07/26	LendingClub	12/07/21	12,427	12,240	11,829
183844896, 28.99%, 12/08/26	LendingClub	12/08/21	15,569	15,024	14,532
183897668, 24.99%, 12/09/26 (b)	LendingClub	12/09/21	3,183	3,168	1,005
183932613, 20.99%, 12/09/26	LendingClub	12/09/21	16,754	16,670	16,078
183940931, 14.19%, 12/14/26	LendingClub	12/09/21	8,136	8,136	7,930
183964825, 24.99%, 12/25/26	LendingClub	12/13/21	8,591	8,376	8,125
183982510, 15.19%, 12/10/26	LendingClub	12/10/21	6,544	6,511	6,320
184568910, 18.99%, 01/01/27	LendingClub	12/31/21	16,859	16,502	15,889
184582862, 17.44%, 12/31/26	LendingClub	12/31/21	12,777	12,667	12,341
184595768, 18.49%, 12/30/26	LendingClub	12/30/21	8,284	8,284	8,031
184715908, 21.99%, 01/04/27	LendingClub	01/04/22	8,533	8,497	8,145
184719283, 14.19%, 01/15/27	LendingClub	01/04/22	4,484	4,429	4,317
184722604, 16.49%, 01/15/27	LendingClub	01/04/22	8,436	8,436	8,196
184921834, 20.49%, 01/11/27	LendingClub	01/11/22	8,482	8,482	8,163
186432035, 7.09%, 02/25/25	LendingClub	03/01/22	3,123	3,092	3,061
186491341, 8.79%, 03/01/25	LendingClub	03/03/22	5,650	5,574	5,516
187375805, 28.99%, 04/11/27	LendingClub	04/13/22	11,775	11,563	11,095
187522684, 7.09%, 04/16/25	LendingClub	04/05/22	2,573	2,546	2,521
187683541, 30.99%, 04/12/27	LendingClub	04/14/22	10,926	10,628	10,207
187697875, 12.49%, 03/29/25	LendingClub	03/31/22	5,299	5,261	5,150
187726663, 11.49%, 03/30/25	LendingClub	04/01/22	3,520	3,483	3,432
187789566, 8.79%, 03/31/25	LendingClub	04/04/22	1,738	1,726	1,709
188007866, 20.49%, 04/08/25	LendingClub	04/12/22	15,123	14,786	14,263
188170710, 7.59%, 04/22/25	LendingClub	04/14/22	5,043	4,953	4,907
188218952, 30.99%, 04/18/27	LendingClub	04/14/22	9,168	9,095	8,731
192151885, 18.49%, 08/30/25	LendingClub	09/01/22	1,354	1,342	1,302
192754897, 9.59%, 08/25/25	LendingClub	08/29/22	2,474	2,412	2,381
192772719, 10.79%, 08/31/25	LendingClub	09/02/22	1,659	1,632	1,611
192789429, 16.24%, 08/25/25	LendingClub	08/29/22	1,088	1,074	1,069
192828837, 23.99%, 08/31/25	LendingClub	09/02/22	5,137	4,895	4,768
192855771, 14.24%, 09/01/25	LendingClub	09/06/22	5,548	5,406	5,346
192857598, 10.24%, 08/29/25	LendingClub	08/31/22	6,630	6,463	6,384
192883953, 7.59%, 08/26/25	LendingClub	08/30/22	11,521	11,236	11,150
192953015, 8.59%, 08/30/25	LendingClub	09/01/22	8,250	8,046	7,982
192956227, 9.59%, 08/30/25	LendingClub	09/01/22	5,934	5,762	5,740
192986022, 23.99%, 09/01/25	LendingClub	09/06/22	6,902	6,604	6,410
193070792, 12.44%, 09/02/25	LendingClub	09/07/22	5,148	5,040	4,933
193072701, 9.09%, 09/02/25	LendingClub	09/07/22	5,621	5,480	5,408
193076996, 9.34%, 09/02/25	LendingClub	09/07/22	2,434	2,373	2,364
193081080, 10.29%, 09/02/25	LendingClub	09/07/22	2,989	2,926	2,887
193131738, 10.29%, 09/06/25	LendingClub	09/08/22	1,599	1,586	1,563
193143602, 24.49%, 09/19/25	LendingClub	09/19/22	7,915	7,604	7,387
193192106, 12.49%, 09/06/25 (b)	LendingClub	09/08/22	1,888	1,864	0
193217338, 15.99%, 09/06/25	LendingClub	09/08/22	6,052	5,975	5,808
193273414, 9.34%, 09/12/25	LendingClub	09/14/22	2,982	2,945	2,906
193312242, 9.09%, 09/12/25	LendingClub	09/14/22	3,406	3,364	3,319
193340586, 15.49%, 09/19/25	LendingClub	09/19/22	1,291	1,280	1,245
193463279, 9.09%, 09/20/25	LendingClub	09/20/22	4,088	3,950	3,903
193503662, 18.49%, 09/19/25	LendingClub	09/19/22	4,339	4,170	4,048
193505022, 8.84%, 09/19/25	LendingClub	09/19/22	1,277	1,261	1,251
193517179, 9.59%, 09/19/25	LendingClub	09/19/22	5,586	5,397	5,335
193518701, 24.74%, 09/19/25	LendingClub	09/19/22	3,960	3,856	3,743
193542225, 9.84%, 09/19/25	LendingClub	09/19/22	2,133	2,079	2,053
193547190, 18.74%, 09/19/25	LendingClub	09/19/22	2,678	2,643	2,565
193550455, 18.24%, 09/20/25	LendingClub	09/20/22	13,906	13,720	13,349
193553167, 18.49%, 09/19/25	LendingClub	09/19/22	5,215	5,147	4,990
193567947, 18.49%, 09/21/25	LendingClub	09/21/22	3,830	3,797	3,696
193575581, 12.09%, 09/19/25	LendingClub	09/19/22	8,573	8,501	8,333
193588330, 15.44%, 09/20/25	LendingClub	09/20/22	2,573	2,507	2,440
193618065, 23.49%, 09/21/25	LendingClub	09/21/22	10,031	9,780	7,957
193619319, 18.49%, 09/20/25	LendingClub	09/20/22	5,215	5,147	4,992
193620005, 11.49%, 09/20/25	LendingClub	09/20/22	1,712	1,691	1,669
193644144, 13.99%, 09/20/25	LendingClub	09/20/22	1,722	1,707	1,674
193806872, 18.49%, 09/30/25	LendingClub	09/30/22	4,345	4,194	4,083
193813241, 25.99%, 10/26/25	LendingClub	10/26/22	6,500	6,295	6,132
193858687, 16.69%, 09/29/25	LendingClub	09/29/22	4,762	4,680	4,574
193862291, 27.99%, 10/19/25	LendingClub	10/19/22	4,075	3,965	3,853
193876727, 26.49%, 10/20/25	LendingClub	10/20/22	3,614	3,500	3,405
193907286, 30.99%, 09/29/25	LendingClub	09/29/22	890	854	833
193909887, 13.99%, 10/24/25	LendingClub	10/24/22	1,055	1,046	1,025
193942727, 23.74%, 09/29/25 (b)	LendingClub	09/29/22	11,480	11,160	3,611
193947452, 18.49%, 09/30/25	LendingClub	09/30/22	3,042	3,015	2,933
193960159, 18.49%, 10/01/25	LendingClub	09/29/22	10,706	10,475	10,177
193963735, 15.99%, 10/03/25	LendingClub	10/03/22	8,879	8,725	8,495
193979516, 15.99%, 09/29/25	LendingClub	09/29/22	5,659	5,586	5,443
193984683, 20.49%, 09/30/25	LendingClub	09/30/22	3,665	3,633	3,534
194022440, 25.99%, 10/22/25	LendingClub	10/07/22	9,141	8,894	7,242
194182925, 23.49%, 10/07/25	LendingClub	10/07/22	5,839	5,658	5,484
194192975, 25.99%, 10/07/25	LendingClub	10/07/22	7,203	6,981	6,764
194412947, 22.49%, 10/25/25	LendingClub	10/25/22	8,977	8,696	8,471
194455930, 18.69%, 10/28/25	LendingClub	10/20/22	1,345	1,333	1,303
194500824, 19.69%, 10/21/25	LendingClub	10/21/22	17,871	17,712	17,221
194534088, 18.19%, 10/21/25	LendingClub	10/21/22	5,348	5,277	5,132
194596627, 13.89%, 10/20/25	LendingClub	10/20/22	2,014	1,997	1,965
194598387, 30.99%, 10/19/25	LendingClub	10/19/22	2,729	2,630	2,556
194626226, 28.99%, 10/20/25	LendingClub	10/20/22	645	621	631
194654226, 26.49%, 10/21/25	LendingClub	10/21/22	10,841	10,452	8,481
194655554, 23.99%, 10/24/25	LendingClub	10/24/22	10,799	10,460	10,185
194657060, 13.74%, 10/20/25	LendingClub	10/20/22	3,537	3,491	3,429
194663669, 17.49%, 10/20/25	LendingClub	10/20/22	5,786	5,735	5,603
194697785, 24.49%, 10/24/25	LendingClub	10/24/22	6,484	6,281	6,115
194705871, 19.69%, 10/28/25	LendingClub	10/28/22	4,468	4,428	4,314
194720882, 22.74%, 10/21/25	LendingClub	10/21/22	6,287	6,231	6,059
194731583, 12.69%, 10/24/25	LendingClub	10/24/22	6,695	6,606	6,509
194735645, 23.99%, 10/28/25	LendingClub	10/28/22	12,947	12,540	12,232
194748183, 26.49%, 10/25/25	LendingClub	10/25/22	3,614	3,483	3,393
194753938, 17.99%, 10/24/25	LendingClub	10/24/22	1,782	1,758	1,719
194762704, 9.09%, 10/24/25	LendingClub	10/24/22	2,619	2,584	2,553
194821279, 25.99%, 10/26/25	LendingClub	10/26/22	5,416	5,197	5,064
194823268, 17.44%, 10/25/25	LendingClub	10/25/22	1,825	1,777	1,438
194824176, 21.94%, 10/25/25	LendingClub	10/25/22	12,557	12,164	11,849
194848763, 30.99%, 10/28/25	LendingClub	10/28/22	4,366	4,247	4,140
194850104, 20.49%, 10/26/25	LendingClub	10/26/22	14,316	13,933	13,614
194851528, 25.99%, 11/10/25	LendingClub	10/27/22	11,197	10,844	10,571
194851606, 15.99%, 10/27/25	LendingClub	10/27/22	4,374	4,316	4,215
194852384, 23.19%, 10/25/25	LendingClub	10/25/22	5,414	5,342	5,210
194854075, 15.19%, 10/26/25	LendingClub	10/26/22	7,093	6,937	6,787
194854783, 13.69%, 10/25/25	LendingClub	10/25/22	4,421	4,363	4,288
194867534, 28.99%, 10/28/25	LendingClub	10/28/22	10,883	10,587	10,322
194871235, 30.99%, 10/28/25	LendingClub	10/28/22	1,819	1,769	1,725
194889203, 22.49%, 10/27/25	LendingClub	10/27/22	8,977	8,897	8,670
195006398, 9.10%, 11/02/25	LendingClub	11/02/22	600	592	594
196684004, 14.49%, 01/20/26	LendingClub	01/20/23	1,910	1,829	1,811
196988784, 20.19%, 01/23/26	LendingClub	01/23/23	2,861	2,820	2,776
197007521, 21.45%, 01/23/26	LendingClub	01/23/23	6,717	6,589	6,480
197135792, 22.74%, 01/23/26	LendingClub	01/23/23	7,683	7,463	7,339
197150326, 18.49%, 01/23/26	LendingClub	01/23/23	5,746	5,527	5,443
197155516, 19.69%, 02/07/26	LendingClub	02/07/23	19,588	17,982	17,784
197200533, 12.99%, 01/20/26	LendingClub	01/20/23	2,862	2,808	2,780
197239968, 21.24%, 01/23/26	LendingClub	01/23/23	3,838	3,728	3,667
197250823, 13.74%, 01/20/26	LendingClub	01/20/23	3,813	3,795	3,756
197306589, 30.99%, 01/20/26	LendingClub	01/20/23	1,351	1,299	1,277
197314037, 14.49%, 01/24/26	LendingClub	01/24/23	3,056	3,013	2,983
197314550, 18.94%, 01/23/26	LendingClub	01/23/23	3,353	3,305	3,253
197316228, 16.24%, 01/23/26	LendingClub	01/23/23	2,869	2,814	2,778
197425790, 16.94%, 01/31/25	LendingClub	01/31/23	2,782	2,575	2,548
197427327, 13.04%, 01/23/26	LendingClub	01/23/23	7,275	7,240	7,168
197448468, 13.49%, 01/20/26	LendingClub	01/20/23	1,718	1,693	1,676
197456748, 15.94%, 01/20/26	LendingClub	01/20/23	5,736	5,682	5,608
197458703, 12.99%, 01/20/26	LendingClub	01/20/23	4,770	4,725	4,677
197462363, 14.49%, 01/23/26	LendingClub	01/23/23	4,584	4,541	4,495
197516830, 19.94%, 01/24/26	LendingClub	01/24/23	9,845	9,516	7,844
197524076, 13.74%, 01/24/26	LendingClub	01/24/23	955	932	923
197536847, 11.09%, 01/24/26	LendingClub	01/24/23	4,763	4,696	4,666
197546557, 16.19%, 01/24/26	LendingClub	01/24/23	1,912	1,885	1,861
197552792, 18.19%, 01/24/25	LendingClub	01/24/23	6,694	6,663	6,569
197555701, 13.74%, 01/24/26	LendingClub	01/24/23	1,050	1,040	1,030
197567316, 12.74%, 02/05/26	LendingClub	01/24/23	1,521	1,514	1,495
197602240, 12.34%, 01/27/26	LendingClub	01/27/23	5,245	4,970	4,927
197603912, 12.99%, 01/30/26	LendingClub	01/30/23	949	904	926
197814451, 10.99%, 02/15/26	LendingClub	02/06/23	4,896	4,708	4,700
197908272, 22.49%, 02/09/26	LendingClub	02/09/23	9,803	9,329	9,212
197924907, 25.24%, 02/09/26	LendingClub	02/09/23	17,635	16,781	16,571
197968304, 22.74%, 02/10/26	LendingClub	02/10/23	3,921	3,732	3,686
197981059, 25.99%, 02/10/26	LendingClub	02/10/23	9,814	9,386	9,269
198039267, 18.74%, 02/13/26	LendingClub	02/13/23	3,690	3,529	3,503
198125147, 19.99%, 02/14/26	LendingClub	02/14/23	7,836	7,342	7,316
164149433, 26.99%, 05/15/26 (b)	LendingClub	01/30/20	15,194	15,194	12,648
164570836, 23.31%, 04/03/25	LendingClub	01/30/20	6,896	6,896	6,757
164717993, 30.99%, 04/18/33	LendingClub	01/30/20	1,057	1,057	920
183615887, 13.99%, 12/27/24	LendingClub	12/28/21	6,329	6,369	6,315
183691129, 18.49%, 12/27/24	LendingClub	12/28/21	7,081	7,124	7,044
183776530, 21.99%, 12/27/24	LendingClub	12/28/21	3,967	3,989	3,996
183824964, 28.24%, 12/27/26	LendingClub	12/28/21	6,043	6,077	6,114
183845635, 22.24%, 12/27/24	LendingClub	12/28/21	6,615	6,659	6,692
184197962, 23.99%, 12/27/24	LendingClub	12/28/21	8,008	8,061	8,099
184199273, 15.00%, 06/30/27	LendingClub	12/28/21	16,996	17,128	8,052
184303917, 13.99%, 12/27/24	LendingClub	12/28/21	3,177	3,197	3,166
184341030, 30.99%, 12/27/24	LendingClub	12/28/21	6,212	6,255	6,379
184361660, 28.49%, 12/27/24	LendingClub	12/28/21	2,046	2,060	2,081
184362215, 15.99%, 12/27/24	LendingClub	12/28/21	12,804	12,886	12,774
184397053, 30.99%, 12/27/26	LendingClub	12/28/21	13,068	13,182	13,260
184403525, 17.99%, 12/27/24	LendingClub	12/28/21	2,588	2,605	2,582
184414413, 15.74%, 12/27/24	LendingClub	12/28/21	3,069	3,088	3,062
184416777, 24.99%, 12/27/24	LendingClub	12/28/21	1,851	1,863	1,872
184417758, 30.49%, 12/27/24	LendingClub	12/28/21	2,066	2,080	2,121
184429316, 28.49%, 12/27/24	LendingClub	12/28/21	1,094	1,095	1,103
184430130, 30.99%, 12/27/26	LendingClub	12/28/21	8,713	8,789	8,798
184447010, 28.99%, 12/27/26	LendingClub	12/28/21	6,304	6,358	6,377
184450399, 30.99%, 12/31/24	LendingClub	12/28/21	4,168	4,193	4,226
184455585, 17.99%, 12/27/24	LendingClub	12/28/21	1,291	1,300	1,288
184459335, 19.99%, 12/27/24	LendingClub	12/28/21	15,694	15,796	15,683
184463310, 26.49%, 12/27/24	LendingClub	12/28/21	6,148	6,189	6,245
184463486, 30.99%, 12/27/24 (b)	LendingClub	12/28/21	4,590	4,617	560
184463700, 18.99%, 01/18/27	LendingClub	01/20/22	4,549	4,549	4,385
184464380, 30.99%, 12/27/26	LendingClub	12/28/21	17,959	18,133	17,871
184467082, 20.99%, 12/27/24	LendingClub	12/28/21	3,286	3,308	3,284
184467823, 17.99%, 12/27/24	LendingClub	12/28/21	12,942	13,025	12,909
184469051, 26.99%, 12/27/24	LendingClub	12/28/21	4,335	4,364	4,381
184470793, 27.99%, 08/18/25	LendingClub	12/28/21	10,290	10,353	10,131
184471643, 30.99%, 12/27/26 (b)	LendingClub	12/28/21	13,390	13,489	13,393
184473552, 17.49%, 12/27/24	LendingClub	12/28/21	7,745	7,794	7,725
184474636, 24.99%, 12/30/24	LendingClub	12/28/21	2,590	2,600	2,618
184475340, 30.99%, 12/27/24	LendingClub	12/28/21	1,734	1,746	1,739
184477367, 30.99%, 12/27/26 (b)	LendingClub	12/28/21	4,457	4,492	550
184481397, 28.99%, 12/27/24	LendingClub	12/28/21	6,838	6,884	6,952
184487239, 19.99%, 12/27/24	LendingClub	12/28/21	3,267	3,285	3,265
184487535, 24.99%, 12/27/24	LendingClub	12/28/21	4,022	4,049	4,086
184519976, 30.99%, 01/18/27	LendingClub	01/20/22	5,288	5,288	5,277
184784913, 27.99%, 01/18/25	LendingClub	01/20/22	1,611	1,612	1,597
185049440, 23.99%, 01/18/25	LendingClub	01/20/22	694	694	690
185170623, 16.99%, 01/18/25	LendingClub	01/20/22	6,383	6,383	6,293
185181915, 16.99%, 01/31/24 (b)	LendingClub	01/20/22	3,995	3,995	134
185204609, 24.99%, 01/30/25 (b)	LendingClub	01/20/22	1,167	1,167	133
185209914, 23.99%, 01/18/25	LendingClub	01/20/22	1,732	1,732	1,730
185338159, 29.49%, 03/11/25	LendingClub	02/15/22	11,014	11,014	11,053
185347789, 30.49%, 02/11/26	LendingClub	02/15/22	4,174	4,174	4,119
185399718, 30.99%, 02/11/25	LendingClub	02/15/22	7,024	7,024	7,042
185439817, 26.99%, 02/11/25	LendingClub	02/15/22	2,616	2,616	2,608
185468119, 22.99%, 02/11/25	LendingClub	02/15/22	2,858	2,858	2,845
185509674, 15.00%, 07/26/25	LendingClub	02/15/22	11,959	11,959	6,846
185561544, 30.99%, 02/11/27 (b)	LendingClub	02/15/22	18,337	18,337	474
185735111, 21.49%, 02/11/27	LendingClub	02/15/22	20,723	20,723	20,224
185809208, 30.99%, 02/21/26	LendingClub	02/15/22	3,813	3,813	3,774
185921909, 30.99%, 02/11/25	LendingClub	02/15/22	9,603	9,603	9,635
185927616, 28.99%, 02/14/25 (b)	LendingClub	02/16/22	779	779	256
185998007, 22.74%, 02/25/25	LendingClub	02/15/22	725	725	723
186023602, 21.99%, 02/11/27 (b)	LendingClub	02/15/22	21,915	21,915	7,035
186064191, 15.99%, 02/26/24	LendingClub	02/15/22	2,434	2,434	2,409
186066793, 30.99%, 02/11/25	LendingClub	02/15/22	3,693	3,693	3,706
186071477, 28.99%, 02/11/25 (b)	LendingClub	02/15/22	2,330	2,330	762
186090313, 30.99%, 02/12/25	LendingClub	02/15/22	4,145	4,145	4,130
186105067, 20.49%, 02/11/25	LendingClub	02/15/22	1,837	1,837	1,812
186112970, 15.00%, 08/11/27	LendingClub	02/15/22	11,144	11,144	5,447
186118303, 24.99%, 02/11/25	LendingClub	02/15/22	2,883	2,883	2,874
186126706, 30.99%, 02/15/27	LendingClub	02/15/22	8,058	8,058	7,981
186132922, 12.54%, 02/15/25	LendingClub	02/15/22	6,828	6,828	6,738
186134274, 17.99%, 02/20/25	LendingClub	02/15/22	5,032	5,032	4,969
186136774, 19.99%, 02/16/25	LendingClub	02/15/22	4,960	4,960	4,886
186136784, 15.74%, 02/11/25	LendingClub	02/15/22	4,593	4,593	4,529
186142053, 25.49%, 02/11/27	LendingClub	02/15/22	14,012	14,012	13,514
186143344, 26.49%, 02/11/26	LendingClub	02/15/22	8,557	8,557	8,221
186144954, 28.49%, 02/11/27	LendingClub	02/15/22	15,920	15,920	15,871
186149058, 30.99%, 02/11/25 (b)	LendingClub	02/15/22	1,569	1,569	173
186152115, 15.99%, 02/11/25	LendingClub	02/15/22	3,111	3,111	3,070
186152464, 30.99%, 02/17/27 (b)	LendingClub	02/15/22	11,527	11,527	0
186152678, 24.99%, 02/11/25	LendingClub	02/15/22	2,811	2,811	2,802
186153496, 30.99%, 02/11/27	LendingClub	02/15/22	13,370	13,370	13,278
186155024, 18.99%, 02/19/25	LendingClub	02/15/22	2,539	2,539	2,506
186155205, 18.74%, 02/11/27	LendingClub	02/15/22	5,127	5,127	4,945
186155341, 15.49%, 02/15/25 (b)	LendingClub	02/15/22	2,689	2,689	73
186156211, 30.99%, 02/11/27	LendingClub	02/15/22	16,044	16,044	15,934
186158108, 15.99%, 02/16/25	LendingClub	02/15/22	4,170	4,170	4,115
186158605, 30.99%, 02/15/25	LendingClub	02/15/22	9,664	9,664	9,646
186158727, 17.99%, 02/26/25	LendingClub	02/15/22	3,539	3,539	3,499
186165090, 15.99%, 02/11/25	LendingClub	02/15/22	4,155	4,155	4,096
187766775, 30.99%, 04/11/25	LendingClub	04/13/22	4,316	4,349	4,308
187784900, 15.54%, 04/11/27	LendingClub	04/13/22	6,955	7,015	6,774
187860335, 28.49%, 04/11/25	LendingClub	04/13/22	4,750	4,781	4,645
187887928, 22.49%, 04/20/25	LendingClub	04/22/22	2,857	2,878	2,847
187887993, 30.99%, 04/11/25	LendingClub	04/13/22	4,708	4,745	4,700
187899884, 27.99%, 04/11/25 (b)	LendingClub	04/13/22	13,174	13,268	0
187989828, 30.99%, 04/20/27	LendingClub	04/13/22	14,414	14,559	11,903
188051774, 22.99%, 04/11/25	LendingClub	04/13/22	763	769	760
188078858, 17.99%, 04/11/25	LendingClub	04/13/22	4,496	4,525	4,453
188081773, 16.49%, 04/11/25 (b)	LendingClub	04/13/22	1,439	1,449	128
188083850, 23.49%, 04/15/25	LendingClub	04/13/22	1,525	1,536	1,507
188085005, 15.99%, 04/16/25	LendingClub	04/13/22	17,804	17,933	17,664
188085440, 23.49%, 04/11/25	LendingClub	04/13/22	4,868	4,905	4,803
188086896, 30.99%, 04/11/25	LendingClub	04/13/22	2,328	2,345	2,311
188087040, 29.74%, 04/16/25 (b)	LendingClub	04/13/22	1,680	1,693	194
188088747, 20.49%, 04/11/25	LendingClub	04/13/22	6,881	6,932	6,805
188088983, 26.99%, 04/25/24	LendingClub	04/13/22	6,202	6,239	6,115
188089525, 25.99%, 04/11/25	LendingClub	04/13/22	11,571	11,658	11,513
188089558, 28.49%, 04/11/25	LendingClub	04/13/22	934	941	928
188090337, 23.49%, 04/26/27	LendingClub	04/13/22	6,772	6,835	6,673
188090472, 24.99%, 04/11/25	LendingClub	04/13/22	1,384	1,394	1,377
188090767, 30.99%, 04/20/27	LendingClub	04/13/22	5,523	5,577	5,462
188091239, 30.99%, 04/17/27	LendingClub	04/13/22	13,731	13,856	13,607
188091311, 20.49%, 05/28/25	LendingClub	04/13/22	2,891	2,913	2,870
188092145, 28.99%, 04/11/25	LendingClub	04/13/22	3,734	3,763	3,704
188092760, 17.99%, 04/11/25	LendingClub	04/13/22	2,996	3,018	2,970
188094202, 26.24%, 04/11/25	LendingClub	04/13/22	1,529	1,541	1,520
188094205, 19.99%, 04/26/25	LendingClub	04/13/22	2,870	2,891	2,847
188094215, 27.99%, 04/15/25	LendingClub	04/13/22	5,469	5,502	5,420
188096188, 30.99%, 04/12/27	LendingClub	04/14/22	8,718	8,805	8,651
188096691, 30.99%, 04/25/25 (b)	LendingClub	04/13/22	1,767	1,771	0
188097398, 17.49%, 04/11/25	LendingClub	04/13/22	1,497	1,505	1,483
188097672, 15.99%, 04/11/24	LendingClub	04/13/22	1,452	1,460	1,438
188099700, 15.74%, 04/17/25	LendingClub	04/13/22	4,471	4,503	4,434
188100809, 20.99%, 04/11/27	LendingClub	04/13/22	4,603	4,643	4,521
188101947, 22.99%, 04/11/25	LendingClub	04/13/22	1,145	1,153	1,140
188103170, 30.99%, 04/22/25	LendingClub	04/13/22	11,436	11,526	9,520
188103172, 25.49%, 04/20/25	LendingClub	04/13/22	4,002	4,032	3,297
188103493, 24.99%, 04/11/25	LendingClub	04/13/22	3,843	3,872	3,825
188108259, 21.49%, 04/11/27 (b)	LendingClub	04/13/22	6,734	6,792	2,063
188108404, 19.49%, 04/11/25	LendingClub	04/13/22	4,520	4,553	4,470
188112597, 17.74%, 04/22/25	LendingClub	04/13/22	5,454	5,494	4,465
188112793, 20.49%, 04/13/25	LendingClub	04/13/22	15,186	15,298	15,001
188114972, 30.99%, 04/15/25	LendingClub	04/13/22	2,759	2,780	2,741
188116962, 30.99%, 04/11/27 (b)	LendingClub	04/13/22	11,144	11,246	3,866
188117634, 25.49%, 04/20/27	LendingClub	04/13/22	6,356	6,410	6,209
188119794, 23.99%, 04/11/25	LendingClub	04/13/22	11,489	11,575	11,439
188121795, 28.99%, 04/11/25	LendingClub	04/13/22	5,222	5,238	5,179
188123133, 30.99%, 04/19/27	LendingClub	04/13/22	8,907	8,988	7,387
188123577, 25.99%, 11/26/27 (b)	LendingClub	04/13/22	4,751	4,795	192
188124880, 30.99%, 04/11/25	LendingClub	04/13/22	1,958	1,975	1,954
188125305, 19.99%, 04/11/25	LendingClub	04/13/22	2,264	2,281	2,239
188125693, 15.99%, 04/11/25	LendingClub	04/13/22	2,601	2,620	2,579
188129556, 30.99%, 04/15/27	LendingClub	04/13/22	4,569	4,611	4,523
160708165, 16.12%, 11/15/24	LendingClub	02/19/20	6,360	5,978	6,193
161657418, 18.62%, 11/12/24 (b)	LendingClub	02/19/20	7,418	6,862	191
161704640, 18.62%, 02/28/25	LendingClub	02/20/20	9,335	8,541	9,104
161741565, 16.95%, 11/15/24	LendingClub	02/19/20	8,598	8,125	8,373
161908462, 17.74%, 11/15/24	LendingClub	02/19/20	6,579	6,184	6,394
166633377, 13.08%, 04/27/33	LendingClub	09/09/20	341	268	341
167094451, 14.30%, 04/24/33	LendingClub	07/28/20	601	531	600
167918460, 7.56%, 03/06/33	LendingClub	09/30/20	2,458	2,372	2,441
168130519, 13.08%, 04/23/33	LendingClub	07/24/20	24	22	24
168172636, 18.62%, 04/14/33	LendingClub	10/15/20	307	283	307
168220915, 20.55%, 04/14/25	LendingClub	10/07/20	11,517	10,596	11,294
168602126, 14.30%, 04/14/33	LendingClub	10/29/20	360	340	360
168607697, 17.74%, 04/27/33	LendingClub	10/22/20	216	203	216
168615219, 16.95%, 04/15/33	LendingClub	10/20/20	298	280	298
168652487, 14.30%, 04/14/33	LendingClub	10/19/20	407	386	407
Total Whole Loans				2,065,469	1,864,031

BRIDGE LOANS - 38.7%
Real Estate Loans - 38.7% (a)(c)
39301, 9.50%, 11/26/22 (b)	Fund That Flip	03/31/21	5,624	5,624	5,009
39333, 8.50%, 05/01/23	Fund That Flip	08/31/21	5,705	5,705	5,552
40671, 8.75%, 06/19/23	Fund That Flip	03/29/21	50,000	50,000	48,697
41159, 8.50%, 06/11/23 (b)	Fund That Flip	03/29/21	58,000	58,000	56,874
41250, 10.00%, 10/27/21 (b)	Fund That Flip	07/19/21	40,000	40,000	31,799
41289, 8.50%, 09/22/23	Fund That Flip	03/29/21	50,000	50,000	48,856
41515, 9.25%, 04/23/23	Fund That Flip	08/16/21	2,145	2,145	2,078
41663, 9.50%, 04/02/22 (b)	Fund That Flip	04/06/21	30,000	30,000	23,419
41710, 9.25%, 04/15/22 (b)	Fund That Flip	04/22/21	35,000	35,000	28,897
41711, 9.50%, 04/02/22 (b)	Fund That Flip	04/06/21	30,000	30,000	23,419
41923, 10.00%, 12/10/21 (b)	Fund That Flip	07/19/21	40,000	40,000	31,129
42127, 8.75%, 03/30/23 (b)	Fund That Flip	05/06/21	30,000	30,000	29,418
42375, 9.00%, 04/15/23	Fund That Flip	09/30/21	30,000	30,000	29,166
43347, 8.75%, 08/03/22 (b)	Fund That Flip	08/16/21	30,000	30,000	25,679
44866, 8.50%, 02/10/23 (b)	Fund That Flip	12/09/21	45,000	45,000	44,826
45227, 9.00%, 09/21/22 (b)	Fund That Flip	10/13/21	50,000	50,000	49,939
56212, 9.00%, 05/21/23	Fund That Flip	02/24/22	40,000	40,000	36,879
56260, 8.50%, 07/20/22 (b)	Fund That Flip	02/24/22	40,000	40,000	35,855
57895, 9.50%, 07/07/23	Fund That Flip	07/12/22	50,000	50,000	49,035
57920, 8.75%, 06/21/23	Fund That Flip	04/12/22	50,000	50,000	48,924
58234, 9.00%, 12/16/22 (b)	Fund That Flip	08/04/22	50,000	50,000	47,234
59261, 9.75%, 04/12/23	Fund That Flip	08/19/22	50,000	50,000	48,803
60198, 9.50%, 02/15/23 (b)	Fund That Flip	08/04/22	50,000	50,000	50,322
61663, 9.00%, 07/08/23	Fund That Flip	08/04/22	25,000	25,000	24,559
61668, 12.00%, 07/15/23	Fund That Flip	02/13/23	50,000	50,000	49,592
61975, 12.00%, 07/15/23	Fund That Flip	02/13/23	50,000	50,000	49,591
63394, 12.50%, 04/28/23	Fund That Flip	12/29/22	14,000	14,000	13,714
64033, 12.50%, 05/10/23	Fund That Flip	12/29/22	11,000	11,000	10,807
64303, 12.25%, 05/22/23	Fund That Flip	11/07/22	6,000	6,000	5,868
65117, 12.00%, 11/15/23	Fund That Flip	02/13/23	50,000	50,000	49,726
67800, 13.50%, 09/09/23	Fund That Flip	12/29/22	50,000	50,000	49,399
17406, 11.00%, 03/31/23 (b)	Sharestates	01/02/20	25,000	25,000	24,533
17409, 10.00%, 03/31/23	Sharestates	01/02/20	25,000	25,000	24,802
18070, 12.00%, 04/30/23	Sharestates	02/24/20	15,619	15,619	15,344
18833, 12.00%, 06/30/23	Sharestates	07/17/20	25,000	25,000	24,773
19234, 9.50%, 05/31/21 (b)	Sharestates	11/20/20	30,000	30,000	23,593
19238, 10.00%, 05/31/21 (b)	Sharestates	11/24/20	30,000	30,000	23,473
19434, 9.00%, 07/31/22 (b)	Sharestates	01/19/21	20,000	20,000	17,500
19675, 9.25%, 01/31/22 (b)	Sharestates	03/09/21	31,000	31,000	26,434
19682, 8.75%, 04/30/22 (b)	Sharestates	03/12/21	40,000	40,000	35,591
19684, 10.50%, 05/31/22 (b)	Sharestates	03/12/21	45,000	45,000	37,507
20164, 10.00%, 11/30/22 (b)	Sharestates	06/24/21	15,000	15,000	13,701
20208, 10.00%, 04/30/23	Sharestates	06/29/21	35,000	35,000	34,719
20347, 9.00%, 11/30/22 (b)	Sharestates	07/30/21	35,000	35,000	32,427
20403, 12.00%, 08/31/23	Sharestates	08/20/21	29,000	29,000	28,751
20454, 9.50%, 08/31/22 (b)	Sharestates	09/07/21	50,000	50,000	41,342
20636, 9.50%, 12/31/22 (b)	Sharestates	10/01/21	30,000	30,000	27,607
20909, 12.00%, 05/31/23	Sharestates	12/09/21	40,000	40,000	39,608
21603, 10.50%, 05/31/23	Sharestates	05/18/22	50,000	50,000	49,641
21998, 10.15%, 07/31/23	Sharestates	08/19/22	50,000	50,000	49,722
22008, 11.00%, 08/31/23	Sharestates	08/22/22	50,000	50,000	49,717
22090, 10.00%, 11/30/22 (b)	Sharestates	09/09/22	7,000	7,000	6,471
22228, 12.00%, 10/31/23	Sharestates	10/13/22	50,000	50,000	49,750
22478, 12.00%, 12/31/23	Sharestates	12/21/22	50,000	50,000	49,841
22481, 10.25%, 07/31/23	Sharestates	12/20/22	44,000	44,000	43,825
22482, 11.00%, 12/31/23	Sharestates	12/20/22	50,000	50,000	49,859
22483, 10.49%, 09/30/23	Sharestates	12/20/22	50,000	50,000	49,835
Total Bridge Loans				2,039,093	1,925,431

Total Investments - 76.2%				4,104,562	3,789,462

Other Assets in Excess of Liabilities - 23.8%					1,185,585

TOTAL NET ASSETS - 100.0%					$4,975,047

(a) Fair valued by a third party pricing service using unobservable inputs and subject to review by AlphaCentric Advisors LLC (the "Advisor") pursuant to policies approved by the Board of Trustees of the Fund.
(b) Past-due loan.
(c) Short-term loans backed by single-family, multi-family and commercial properties.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 10/01/22-10/31/22	0	$0	0	$0
Month #2 11/01/22-11/30/22	0	$0	0	$0
Month #3* 12/01/22-12/31/22	36,976	$8.88	39,976	$328,346
Month #4 01/01/23-01/31/23	0	$0	0	$0
Month #5 02/01/23-02/28/23	0	$0	0	$0
Month #6** 03/01/23-03/31/23	2,046	$8.38	2,046	$17,149
Total	39,022	$8.85	39,022	$345,495

* The Fund issued a repurchase offer on November 7, 2022. The repurchase offer enabled up to 30,045 shares to be redeemed by shareholders. The repurchase shares were paid out at the December 16, 2022 net asset value per share. The repurchase offer expired on December 2, 2022.

** The Fund issued a repurchase offer on February 6, 2023. The repurchase offer enabled up to 29,796 shares to be redeemed by shareholders. The repurchase shares were paid out at the March 17, 2023 net asset value per share. The repurchase offer expired on March 3, 2023.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days prior to the filing date of this Form N-CSR, the registrant’s principal executive officer and principal financial officer have concluded that the disclosure controls and procedures are effective.
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the registrant’s Form N-CSR filed December 10, 2020.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. None.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AlphaCentric Prime Meridian Income Fund

By: ____/s/ George F. Amrhein, Jr._____________________

George F. Amrhein, Jr., President

(Principal Executive Officer)

Date: __5/31/2023_______________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: ____/s/ George F. Amrhein, Jr._____________________

George F. Amrhein, Jr., President

(Principal Executive Officer)

Date:    5/31/2023

By:       /s/ Rocco DiBenedetto

Rocco DiBenedetto, Treasurer

(Principal Financial Officer)

Date:     5/31/2023